Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,186,000
Previously Paid Amount	0.00
Total Fee Amount	163.79
Total Offset Amount	0.00
Net Fee	163.79
Narrative - Max Aggregate Offering Price	$ 1,186,000
Final Prospectus	true